Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(“Fund”)

Supplement dated November 23, 2016

to the Fund’s Class I Prospectus dated February 29, 2016 and to the Fund’s Class I Summary Prospectus

dated February 29, 2016, as supplemented June 10, 2016

(each a “Prospectus” and collectively “Prospectuses”)

On November 17, 2016 the Fund’s Board of Trustees (“Board”) approved the removal of J.P. Morgan Investment Management Inc. (“JPMorgan”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) as sub-advisers to the Fund, and the addition of Polaris Capital Management, LLC (“Polaris”) and Wellington Management Company LLP (“Wellington Management”) as sub-advisers to the Fund, with related changes to the Fund’s principal investment strategies, effective on or about January 20, 2017. Currently, Baillie Gifford Overseas Limited (“BG Overseas”), JPMorgan, Lazard Asset Management LLC (“Lazard”), and T. Rowe Price each manage a portion of the Fund’s assets. From the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a “transition period,” during which time a transition manager will sell a portion of the assets currently managed by BG Overseas, Lazard, JPMorgan and T. Rowe Price. The transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about January 20, 2017, BG Overseas, Lazard, Polaris, and Wellington Management will begin managing the Fund’s assets.

Effective on or about January 20, 2017, the Fund’s Prospectuses are hereby revised as follows:

1.	The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

On or about January 20, 2017, Polaris Capital Management, LLC (“Polaris”) and Wellington Management Company LLP (“Wellington Management”) will be added as additional sub-advisers to the Fund and J.P. Morgan Investment Management Inc. (“JPMorgan”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) will be removed as sub-advisers to the Fund. Currently, Baillie Gifford Overseas Limited (“BG Overseas”), JPMorgan, Lazard Asset Management LLC (“Lazard”), and T. Rowe Price each manage a portion of the Fund’s assets. During the period from the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by BG Overseas, JPMorgan, Lazard, and T. Rowe Price which will result in buy and sell transactions.

These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

2.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The Fund does not seek to focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and IPOs. The Fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The Fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the Fund.

The Fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts.

The Fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Baillie Gifford Overseas Limited (“BG Overseas”), Lazard Asset Management LLC (“Lazard”), Polaris Capital Management, LLC (“Polaris”), and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

Baillie Gifford Overseas Limited

In selecting investments for the Fund, BG Overseas normally takes into account the industry and country allocations in the MSCI EAFE® Index. A significant part of the assets will normally be divided among continental Europe, the United Kingdom, and Asia (including Australia and New Zealand). Country allocation, however, is driven by stock selection. BG Overseas invests in companies that it believes are well-managed, quality businesses that enjoy sustainable, competitive advantages in their marketplace. BG Overseas’ investment style primarily uses a bottom-up, stock-driven approach, with the objective of selecting stocks that it believes can sustain an above-average growth rate, which is not reflected in the share price.

Companies are screened for quality first; valuation is a secondary consideration. BG Overseas looks for companies that it believes have attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a positive approach toward shareholders. The main fundamental factors that BG Overseas considers in this bottom-up analysis include earnings growth, cash flow growth, profitability, capital structure, and valuation.

Lazard Asset Management LLC

In choosing securities, Lazard normally invests in large non-U.S. companies with market capitalizations in the range of companies included in the MSCI EAFE® Index that Lazard believes are undervalued based on their earnings, cash flow or asset values. Lazard believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, Lazard believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity. Lazard looks for established companies in economically developed countries and may invest in securities of companies whose principal business activities are located in emerging market countries or domiciled in emerging market countries.

Polaris Capital Management, LLC

Polaris uses proprietary investment technology combined with Graham & Dodd style fundamental research to seek to identify potential investments that Polaris believes have significantly undervalued streams of sustainable cash flow. The firm uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 40,000 companies worldwide. Polaris uses these measures to identify approximately 500 companies that Polaris believes have the greatest potential for undervalued streams of sustainable free cash flow. As a cross check to the database screen, a global valuation model is used that seeks to identify the most undervalued countries based on corporate earnings, yield, inflation, interest rates, and other variables. Allocations among investments are primarily determined by bottom-up security analysis while providing diversification in terms of country, industry and market capitalization. Polaris monitors portfolio companies as well as a “watch list” comprised of companies which may be purchased if the valuation of an existing portfolio company falls below established limits.

Wellington Management Company LLP

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.

3.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to add the following risk:

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Voya Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(“Fund”)

Supplement dated November 23, 2016

to the Fund’s Class I Prospectus dated February 29, 2016 and to the Fund’s Class I Summary Prospectus

dated February 29, 2016, as supplemented June 10, 2016

(each a “Prospectus” and collectively “Prospectuses”)

On November 17, 2016 the Fund’s Board of Trustees (“Board”) approved the removal of J.P. Morgan Investment Management Inc. (“JPMorgan”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) as sub-advisers to the Fund, and the addition of Polaris Capital Management, LLC (“Polaris”) and Wellington Management Company LLP (“Wellington Management”) as sub-advisers to the Fund, with related changes to the Fund’s principal investment strategies, effective on or about January 20, 2017. Currently, Baillie Gifford Overseas Limited (“BG Overseas”), JPMorgan, Lazard Asset Management LLC (“Lazard”), and T. Rowe Price each manage a portion of the Fund’s assets. From the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a “transition period,” during which time a transition manager will sell a portion of the assets currently managed by BG Overseas, Lazard, JPMorgan and T. Rowe Price. The transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about January 20, 2017, BG Overseas, Lazard, Polaris, and Wellington Management will begin managing the Fund’s assets.

Effective on or about January 20, 2017, the Fund’s Prospectuses are hereby revised as follows:

1.	The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

On or about January 20, 2017, Polaris Capital Management, LLC (“Polaris”) and Wellington Management Company LLP (“Wellington Management”) will be added as additional sub-advisers to the Fund and J.P. Morgan Investment Management Inc. (“JPMorgan”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) will be removed as sub-advisers to the Fund. Currently, Baillie Gifford Overseas Limited (“BG Overseas”), JPMorgan, Lazard Asset Management LLC (“Lazard”), and T. Rowe Price each manage a portion of the Fund’s assets. During the period from the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by BG Overseas, JPMorgan, Lazard, and T. Rowe Price which will result in buy and sell transactions.

These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

2.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The Fund does not seek to focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and IPOs. The Fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The Fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the Fund.

The Fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts.

The Fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Baillie Gifford Overseas Limited (“BG Overseas”), Lazard Asset Management LLC (“Lazard”), Polaris Capital Management, LLC (“Polaris”), and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

Baillie Gifford Overseas Limited

In selecting investments for the Fund, BG Overseas normally takes into account the industry and country allocations in the MSCI EAFE® Index. A significant part of the assets will normally be divided among continental Europe, the United Kingdom, and Asia (including Australia and New Zealand). Country allocation, however, is driven by stock selection. BG Overseas invests in companies that it believes are well-managed, quality businesses that enjoy sustainable, competitive advantages in their marketplace. BG Overseas’ investment style primarily uses a bottom-up, stock-driven approach, with the objective of selecting stocks that it believes can sustain an above-average growth rate, which is not reflected in the share price.

Companies are screened for quality first; valuation is a secondary consideration. BG Overseas looks for companies that it believes have attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a positive approach toward shareholders. The main fundamental factors that BG Overseas considers in this bottom-up analysis include earnings growth, cash flow growth, profitability, capital structure, and valuation.

Lazard Asset Management LLC

In choosing securities, Lazard normally invests in large non-U.S. companies with market capitalizations in the range of companies included in the MSCI EAFE® Index that Lazard believes are undervalued based on their earnings, cash flow or asset values. Lazard believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, Lazard believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity. Lazard looks for established companies in economically developed countries and may invest in securities of companies whose principal business activities are located in emerging market countries or domiciled in emerging market countries.

Polaris Capital Management, LLC

Polaris uses proprietary investment technology combined with Graham & Dodd style fundamental research to seek to identify potential investments that Polaris believes have significantly undervalued streams of sustainable cash flow. The firm uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 40,000 companies worldwide. Polaris uses these measures to identify approximately 500 companies that Polaris believes have the greatest potential for undervalued streams of sustainable free cash flow. As a cross check to the database screen, a global valuation model is used that seeks to identify the most undervalued countries based on corporate earnings, yield, inflation, interest rates, and other variables. Allocations among investments are primarily determined by bottom-up security analysis while providing diversification in terms of country, industry and market capitalization. Polaris monitors portfolio companies as well as a “watch list” comprised of companies which may be purchased if the valuation of an existing portfolio company falls below established limits.

Wellington Management Company LLP

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.

3.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to add the following risk:

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.